Average Annual Total Returns - International Equity Fund	I OneYear	I FiveYear	I TenYear	I Since Inception	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) OneYear	I MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) FiveYear	I MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) TenYear	I MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N TenYear	N Since Inception	N MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) OneYear	N MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) FiveYear	N MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) TenYear	N MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 TenYear	R6 Since Inception		R6 Inception Date	R6 MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) TenYear	R6 MSCI EAFE Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	5.38%	5.85%	4.95%		4.74%	4.75%	3.74%		3.82%	4.49%	3.75%		7.82%	7.45%	5.51%		5.18%	5.62%	4.66%		7.82%	7.45%	5.51%		5.55%	5.96%		3.52%	[1]	Jan. 08, 2014	7.82%	7.45%		4.50%	[1]

[1]	Since Inception performance is shown for Class R6 because it does not have 10 years of performance history.